Provisions for Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Provisions for Loan Losses [Abstract]
Schedule of changes in provisions for loan losses
	Loans and	Loans to customers as of December 31, 2018				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(240)	—	—	—	—	—	(2,368)	(2,608)
Group provisions	—	(61,702)	(7,546)	(241,244)	(310,492)	—	—	(310,492)
Provisions established net	(240)	(61,702)	(7,546)	(241,244)	(310,492)	—	(2,368)	(313,100)

Provisions released:
Individual provisions	—	871	—	—	871	1,552	—	2,423
Group provisions	—	—	—	—	—	—	327	327
Provisions released net	—	871	—	—	871	1,552	327	2,750

Recovery of written-off assets	—	13,579	4,572	42,428	60,579	—	—	60,579

Provisions net allowances for credit risk	(240)	(47,252)	(2,974)	(198,816)	(249,042)	1,552	(2,041)	(249,771)
	Loans and	Loans to customers as of December 31, 2019				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	(17,143)	—	—	(17,143)	(3,468)	—	(20,611)
Group provisions	—	(64,492)	(17,168)	(278,252)	(359,912)	—	(2,707)	(362,619)
Provisions established net	—	(81,635)	(17,168)	(278,252)	(377,055)	(3,468)	(2,707)	(383,230)

Provisions released:
Individual provisions	902	—	—	—	—	—	2,752	3,654
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	902	—	—	—	—	—	2,752	3,654

Recovery of written-off assets	—	12,253	5,114	30,608	47,975	—	—	47,975

Provisions net allowances for credit risk	902	(69,382)	(12,054)	(247,644)	(329,080)	(3,468)	45	(331,601)
	Loans and	Loans to customers as of December 31, 2020				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(348)	(207,611)	—	—	(207,611)	—	(18,084)	(226,043)
Group provisions	—	(88,278)	(4,607)	(219,463)	(312,348)	—	(55,126)	(367,474)
Provisions established net	(348)	(295,889)	(4,607)	(219,463)	(519,959)	—	(73,210)	(593,517)

Provisions released:
Individual provisions	—	—	—	—	—	4,652	—	4,652
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	—	—	—	—	—	4,652	—	4,652

Recovery of written-off assets	—	8,599	3,377	29,783	41,759	—	—	41,759

Provisions net allowances for credit risk	(348)	(287,290)	(1,230)	(189,680)	(478,200)	4,652	(73,210)	(547,106)